Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000247126 | Franklin Senior Loan ETFFR_35473P595
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000247126 | Simplify MBS ETFFR_82889N525
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000247126 | SPDR Portfolio High Yield Bond ETFFR_78468R606
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000247126 | Vanguard Emerging Markets Government Bond ETFFR_921946885
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000247126 | Janus Henderson AAA CLO ETFFR_47103U845
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000247126 | Schwab 1-5 Year Corporate Bond ETFFR_808524714
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000247126 | Costco Wholesale Corp.FR_AEIH62508
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000247126 | Netflix, Inc.FR_AEII16718
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000247126 | Meta Platforms, Inc.FR_AEIH62458
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000247126 | Broadcom, Inc.FR_AEII34364
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000247126 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	86.80%
C000247126 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000240501 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000240501 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000240501 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000240501 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240501 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240501 | SAP, SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240501 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240501 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240501 | TJX Companies, Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240501 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240501 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000240501 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000240501 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000240501 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000240501 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000240501 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000240501 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000240501 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000240501 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240501 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000256995 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000256995 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000256995 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(20.50%)
C000250959 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	100.60%
C000250959 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
C000250959 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000250961 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	100.60%
C000250961 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
C000250961 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000246662 | Kayne Anderson Energy Infrastructure FundFR_486606106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246662 | Bexil Investment TrustFR_25538A204
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246662 | John Hancock Premium Dividend FundFR_41013T105
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000246662 | ClearBridge Energy Midstream Opportunity Fund, Inc.FR_18469P209
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246662 | BlackRock Enhanced Large Cap Core Fund, Inc.FR_09256A109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246662 | India Fund, Inc.FR_454089103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246662 | Nuveen Credit Strategies Income FundFR_67073D102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246662 | John Hancock Tax-Advantaged Dividend Income FundFR_41013V100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246662 | Royce Small-Cap Trust, Inc.FR_780910105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246662 | Allspring Multi-Sector Income FundFR_94987D101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246662 | SectorSector Equity
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000246662 | SectorTaxable Bond
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000246662 | SectorAllocation
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000246662 | SectorNontraditional Equity
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000246662 | SectorInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000246662 | SectorU.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000246662 | SectorMunicipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000243953 | Boeing Co.FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000243953 | MicroStrategy, Inc.FR_594972AK7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243953 | Carnival Corp.FR_143658BV3
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000243953 | Apollo Global Management, Inc.FR_03769M304
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000243953 | MicroStrategy, Inc.FR_594972AP6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243953 | Seagate HDD CaymanFR_81180WBL4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000243953 | Rocket Lab USA, Inc.FR_773122AA4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000243953 | Hewlett Packard Enterprise CompanyFR_42824C208
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000243953 | Western Digital Corp.FR_958102AT2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000243953 | Liberty Media Corp.FR_531229AR3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000243953 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000243953 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000243953 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000243953 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000243953 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000243953 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000243953 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243953 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000243953 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000243953 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243953 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243953 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000254075 | Calamos S&P 500 Structured Alt Protection ETF - NovemberFR_12811T811
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000254075 | Calamos S&P 500 Structured Alt Protection ETF - JulyFR_12811T803
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000254075 | Calamos S&P 500 Structured Alt Protection ETF - AugustFR_12811T704
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000254075 | Calamos S&P 500 Structured Alt Protection ETF - MayFR_12811T605
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000254075 | Calamos S&P 500 Structured Alt Protection ETF - OctoberFR_12811T829
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000254075 | Calamos S&P 500 Structured Alt Protection ETF - SeptemberFR_12811T886
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000254075 | Calamos S&P 500 Structured Alt Protection ETF - JanuaryFR_12811T787
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000254075 | Calamos S&P 500 Structured Alt Protection ETF - DecemberFR_12811T795
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000249271 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C000249271 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000249271 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000249274 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	105.90%
C000249274 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
C000249274 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000249272 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	107.80%
C000249272 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(9.20%)
C000249272 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000250960 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	104.80%
C000250960 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)
C000250960 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249279 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	103.90%
C000249279 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
C000249279 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000252650 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000252650 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000252650 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000252652 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	100.80%
C000252652 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000252652 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000252655 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	103.10%
C000252655 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000252655 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000252656 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	102.40%
C000252656 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000252656 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249280 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	103.20%
C000249280 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000249280 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249282 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	104.10%
C000249282 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000249282 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000249281 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	110.50%
C000249281 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(10.90%)
C000249281 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.30%